Segment analysis (Tables)	12 Months Ended
Dec. 31, 2024
Segment analysis
Schedule of reconciliation of (loss)/profit for the year to Adjusted EBITDA

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
(Loss)/profit for the year	(3)	(50)	237
Income tax charge/(credit) (note 7)	13	(21)	19
Net finance expense/(income) (note 6)	192	147	(80)
Depreciation and amortization (notes 10, 11)	449	418	359
Exceptional operating items (note 5)	21	106	90
Adjusted EBITDA	672	600	625

Schedule of segment results

The segment results for the year ended December 31, 2024 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,161	2,747	4,908
Adjusted EBITDA	257	415	672
Capital expenditure	76	103	179
Segment assets	2,589	2,873	5,462

The segment results for the year ended December 31, 2023 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	2,030	2,782	4,812
Adjusted EBITDA	211	389	600
Capital expenditure	155	223	378
Segment assets	2,648	3,021	5,669

The segment results for the year ended December 31, 2022 are:

	Europe	Americas	Total
	$’m	$’m	$’m
Revenue	1,963	2,726	4,689
Adjusted EBITDA	200	425	625
Capital expenditure	213	382	595
Segment assets	2,754	3,111	5,865

Schedule of revenue by geographic area

	Year ended December 31,
	2024	2023	2022
Revenue	$’m	$’m	$’m
U.S.	2,122	2,307	2,181
U.K.	509	495	385

Schedule of disaggregation of revenue

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,134	3	24	2,161
Americas	—	2,295	452	2,747
Group	2,134	2,298	476	4,908

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2023:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	2,010	7	13	2,030
Americas	–	2,311	471	2,782
Group	2,010	2,318	484	4,812

The following illustrates the disaggregation of revenue by destination for the year ended December 31, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,937	10	16	1,963
Americas	–	2,178	548	2,726
Group	1,937	2,188	564	4,689

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Over time	3,876	3,831	3,747
Point in time	1,032	981	942
Total	4,908	4,812	4,689